UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09571
                                                     ---------------------

                            Nuveen Senior Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31, 2003
                                           ------------------

                  Date of reporting period:   July 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           Nuveen
                       Closed-End
                  Exchange-Traded
                            Funds

ANNUAL REPORT July 31, 2003

                                  NUVEEN SENIOR
                                  INCOME FUND
                                  NSL


PHOTO OF: BOY AND GIRL TALKING.
PHOTO OF: MAN AND GIRL WORKING ON COMPUTER.


              HIGH CURRENT INCOME
              FROM A PORTFOLIO OF
           SENIOR CORPORATE LOANS

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
          ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
SOME COMMON CONCERNS:


WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.



IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD



SIDEBAR TEXT: "WE REMAIN CONVINCED THAT MAINTAINING A WELL-BALANCED PORTFOLIO
....... IS AN IMPORTANT WAY TO HELP YOU REDUCE OVERALL INVESTMENT RISK."


Dear SHAREHOLDER

I am pleased to report that over the twelve-months ended July 31, 2003, your Nuveen Senior Income Fund continued to provide you with attractive monthly income and total return, and the opportunity for enhanced diversification within your investment portfolio. For more specific information about the performance of the Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

The strong recent performance of this Fund may lead you to consider increasing your investment. While we would welcome such a vote of confidence, I urge you to first discuss your plans with your financial advisor. We remain convinced that maintaining a well-balanced portfolio, structured and monitored with the help of an investment professional, is an important way to help you reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the senior loans in your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2003

NUVEEN SENIOR INCOME FUND (NSL)

Managers' PERSPECTIVE

The Nuveen Senior Income Fund is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, an affiliate of Nuveen Investments. This team has more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high yield debt. Here Gunther and Lenny review the prevailing economic conditions and performance of NSL for the period ended July 31, 2003.



WHAT WAS THE GENERAL MARKET ENVIRONMENT FOR SENIOR CORPORATE DEBT OVER THE TWELVE MONTHS ENDED JULY 31, 2003?
The general market environment for senior corporate debt over the twelve months ended July 31, 2003, was characterized by periods of uncertainty and uneasiness as well as by periods of robust demand and strong market conditions. During the second half of 2002, the loan market felt the effects of generally deteriorating capital markets sentiment and decreased liquidity. From July to November 2002, the CSFB Leveraged Loan Index, a benchmark consisting of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower, posted a -2.93% return. In December, however, fundamentals began to improve. A growing belief in an economic recovery and an increased focus on yield led to greater demand for both high yield investments and senior loans, which caused the high yield and leveraged loan markets to begin to improve dramatically. The period from January 1, 2003, through July 31, 2003, was a good one for the loan market. Over this period, the CSFB Leveraged Loan Index posted a 7.25% return.

IN THIS ENVIRONMENT, HOW DID NSL PERFORM?
For the year ended July 31, 2003, the Nuveen Senior Income Fund produced a total return on net asset value (NAV) of 14.25%. This compares with the 8.92% total return posted by the CSFB Leveraged Loan Index over the same period.

The Fund's overall performance benefited from the solid performance of several stressed/distressed holdings. These included loans issued by Conseco, Centennial Cellular, RCN, AES and Century Cable (Adelphia). However, these results were offset to a degree by the weak performance of some of the Fund's holdings within the retail sector, including Micro Warehouse and Kmart.

WHAT STRATEGIES DID YOU EMPLOY IN MANAGING THE FUND?
Our team continued to pursue a value- oriented management strategy. We focused on what we judged to be high-quality loans with tangible assets that would help support the value of the loans. We employed an approach that began with a fundamental analysis to evaluate cash flow and asset quality, and we looked to leverage Symphony's extensive, proprietary quanti tative evaluation and signaling tools. Over the course of the last six months of the reporting period, as the new-issue market became more robust, we focused on purchasing higher-quality new issue loans with strong asset coverage, solid business fundamentals and above average LIBOR spreads. We continuously evaluated the entire portfolio in an attempt to eliminate positions which, in our view, had the potential for credit problems, limited upside potential or significant downside risk.

WHAT IS YOUR STRATEGY GOING FORWARD?
Looking forward, we are optimistic about the prospects for continued improvement in the underlying fundamentals of the senior loan asset class. If the economy continues to recover, leveraged companies may enjoy improvements in their earnings power, which may cause default risks to subside. Additionally, if short term interest rates rise as the economy improves, the senior loan asset class may benefit since leveraged loans are floating rate instruments.

In this dynamic environment, we will continue to focus on investing in higher quality loans, seeking to purchase credits that may benefit from an economic recovery and looking to sell stressed holdings that have appreciated meaningfully and may have limited additional upside potential. Currently, we generally favor the gaming, consumer products and industrial segments, as asset levels remain strong and profitability is expected to continue to improve.

NUVEEN SENIOR INCOME FUND

Performance
    OVERVIEW As of July 31, 2003

NSL

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                  $8.43
--------------------------------------------------
Common Share Net Asset Value                 $7.84
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $233,220
--------------------------------------------------

                                        % OF TOTAL
TOP 5 ISSUERS(1)                       INVESTMENTS
--------------------------------------------------
MGM Grand                                     4.1%
--------------------------------------------------
Park Place Entertainment                      2.7%
--------------------------------------------------
Conseco, Inc.                                 2.7%
--------------------------------------------------
Fitness Holdings Worldwide, Inc.              2.3%
--------------------------------------------------
Charter Communications Operating, LLC         2.3%
--------------------------------------------------

                                        % OF TOTAL
TOP 5 INDUSTRIES                       INVESTMENTS
--------------------------------------------------
Hotels, Motels, Inns & Gaming                14.4%
--------------------------------------------------
Printing & Publishing                         8.0%
--------------------------------------------------
Beverage, Food & Tobacco                      7.4%
--------------------------------------------------
Automotive                                    5.2%
--------------------------------------------------
Buildings & Real Estate                       4.7%
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
INCEPTION DATE 10/29/99
--------------------------------------------------
                              Market           NAV
--------------------------------------------------
1-Year                        25.93%        14.25%
--------------------------------------------------
Since Inception                4.56%         4.17%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE
Aug                            0.049
Sep                            0.047
Oct                            0.047
Nov                            0.047
Dec                            0.043
Jan                            0.043
Feb                            0.043
Mar                            0.043
Apr                            0.043
May                            0.043
Jun                            0.043
Jul                            0.043

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/02                           7.15
                                 6.94
                                 6.73
                                 6.85
                                 6.9
                                 6.86
                                 6.79
                                 6.84
                                 6.78
                                 6.84
                                 6.65
                                 6.59
                                 6.4
                                 6.43
                                 6.39
                                 6.38
                                 7.04
                                 7.21
                                 7.1
                                 7
                                 7.06
                                 7.1
                                 7.2
                                 7.44
                                 7.7
                                 7.51
                                 7.51
                                 7.58
                                 7.58
                                 7.62
                                 7.8
                                 7.83
                                 7.75
                                 7.78
                                 8.04
                                 8
                                 8.08
                                 8.03
                                 7.96
                                 8.11
                                 8.25
                                 8.36
                                 8.48
                                 8.25
                                 8.1
                                 8.38
                                 8.42
                                 8.32
                                 8.41
                                 8.69
7/31/03                          8.43

(1)  Top 5 Issuers excluding short-term investments.

Report of
   INDEPENDENT AUDITORS




THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN SENIOR INCOME FUND:


We have audited the accompanying statement of assets and liabilities of Nuveen Senior Income Fund (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations, and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period October 29, 1999 (commencement of investment operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 2003, by correspondence with the custodian and selling or agent banks or by other appropriate auditing procedures where replies from selling or agent banks were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nuveen Senior Income Fund as of July 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 29, 1999 (commencement of investment operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Chicago, Illinois
September 18, 2003

                            Nuveen Senior Income Fund (NSL)

                            Portfolio of
                                   INVESTMENTS July 31, 2003
                                                                                         RATINGS*
                                                                                     ---------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                       MOODY'S     S&P       MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) AND INTEREST
                BEARING SECURITIES - 146.0% (89.0% OF TOTAL ASSETS)

                AEROSPACE/DEFENSE - 4.6% (2.8% OF TOTAL ASSETS)

$       2,533   DeCrane Aircraft Holdings, Inc., Term Loan D                          B2           B       12/17/06    $  2,267,235
        1,000   Transdigm Inc., Term Loan B                                           B1          B+       07/22/10       1,010,938
        4,194   United Defense Industries, Inc., Term Loan B                         Ba3          BB       08/13/09       4,209,041
          224   Vought Aircraft Industries, Inc., Term Loan B                        Ba3          B+       07/26/07         224,171
          156   Vought Aircraft Industries, Inc., Term Loan C                        Ba3          B+       07/26/08         156,522
        2,933   Vought Aircraft Industries, Inc., Term Loan X                        Ba3          B+       12/31/06       2,925,886
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,793,793
------------------------------------------------------------------------------------------------------------------------------------

                AUTOMOTIVE - 8.4% (5.0% OF TOTAL ASSETS)

        1,224   Federal-Mogul Corporation, Term Loan A (b)                            NR          NR       02/24/04         942,857
        5,551   Federal-Mogul Corporation, Term Loan B (b)                            NR          NR       02/24/05       4,246,304
        2,881   Meridian Automotive Systems, Term Loan A                              NR          NR       06/30/06       2,672,079
        5,704   Metaldyne Company/Metalync Company, LLC, Term Loan D                  B2         BB-       12/31/09       5,451,994
        9,318   MetalForming Technologies, Inc., Term Loan B (a)                      NR          NR       06/30/06       3,727,315
        1,033   Tenneco Automotive, Revolver Loan                                     B1           B       11/04/05         811,968
          674   Tenneco Automotive, Term Loan A                                       B1           B       11/04/05         674,633
        1,000   United Components, Inc., Term Loan B                                  B1         BB-       06/30/10       1,008,958
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,536,108
------------------------------------------------------------------------------------------------------------------------------------

                BEVERAGE, FOOD & TOBACCO - 11.9% (7.2% OF TOTAL ASSETS)

        1,985   Birds Eye Foods, Inc., Term Loan B                                   Ba3          B+       08/20/08       1,991,617
        3,000   Constellation Brands, Inc., Term Loan B                              Ba1          BB       11/30/08       3,030,750
          320   Cott Corporation, Purchase Money Term Loan                            NR         BB+       12/31/06         321,400
          170   Cott Corporation, Working Capital Term Loan                           NR          NR       12/31/06         170,638
        2,468   Dean Foods Company, Term Loan B                                      Ba1         BB+       07/15/08       2,480,506
        4,975   Del Monte Corporation, Term Loan B                                   Ba3         BB-       12/20/10       5,017,288
          946   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan A                 NR          NR       10/07/06         940,839
        7,112   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B                 NR          NR       10/07/07       7,093,283
        1,838   Eagle Family Foods, Inc., Term Loan                                   B2           B       12/31/05       1,723,403
        2,985   Jack in the Box Inc., Term Loan B                                    Ba2         BB+       07/22/07       3,018,581
        1,000   Merisant Company, Term Loan B                                        Ba3         BB-       07/11/10       1,007,500
        1,000   Nellson Nutraceutical, Inc., Term Loan                                NR          NR       10/04/09       1,008,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,804,555
------------------------------------------------------------------------------------------------------------------------------------

                BROADCASTING/CABLE - 6.5% (3.9% OF TOTAL ASSETS)

        4,000   Century Cable Holdings, LLC (Adelphia), Discretionary Term Loan (b)   NR          NR       12/31/09       3,362,000
        1,640   Century Cable Holdings, LLC (Adelphia), Revolver (b)                  NR          NR       10/25/10       1,366,667
        2,000   Century Cable Holdings, LLC (Adelphia), Revolver (b)                  NR          NR       10/25/10       1,666,667
        5,292   Charter Communications Operating, LLC, Incremental Term Loan          B2           B       09/18/08       4,984,089
        2,000   Charter Communications Operating, LLC, Term Loan A                    B2           B       09/18/07       1,851,250
        1,990   Charter Communications Operating, LLC, Term Loan B                    B2           B       03/18/08       1,879,373
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,110,046
------------------------------------------------------------------------------------------------------------------------------------


                BROADCASTING/RADIO - 2.2% (1.4% OF TOTAL ASSETS)

        3,451   Citadel Broadcasting Company, Term Loan B                             NR          NR       06/26/09       3,464,633
        1,737   Emmis Communications Corporation, Term Loan B                        Ba2          B+       08/31/09       1,748,332
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,212,965
------------------------------------------------------------------------------------------------------------------------------------


                                       6

                                                                                         RATINGS*
                                                                                     ---------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                       MOODY'S     S&P       MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING/TELEVISION - 0.9% (0.5% OF TOTAL ASSETS)

$       2,000   Gray Television, Term Loan C                                         Ba3          B+       12/31/10    $  2,017,500
------------------------------------------------------------------------------------------------------------------------------------

                BUILDINGS & REAL ESTATE - 5.3% (3.3% OF TOTAL ASSETS)

        3,000   D.R. Horton, Inc., Bond, 10.500%                                     Ba1          BB       04/01/05       3,285,000
        3,000   D.R. Horton, Inc., Bond, 7.500%                                      Ba1          BB       12/01/07       3,180,000
        1,987   Lennar Corporation, Term Loan C                                     Baa3          NR       12/15/08       1,989,398
        2,000   Standard Pacific Corporation, Bond, 8.500%                           Ba2          BB       06/15/07       2,060,000
        1,965   Williams Scotsman, Inc., Term Loan                                    B1         BB-       12/31/06       1,962,006
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,476,404
------------------------------------------------------------------------------------------------------------------------------------

                CARGO TRANSPORTATION - 2.6% (1.6% OF TOTAL ASSETS)

        6,068   North American Van Lines, Inc., Term Loan B                           B1          B+       11/18/07       5,982,494
------------------------------------------------------------------------------------------------------------------------------------

                CHEMICALS, PLASTICS & RUBBER - 4.3% (2.6% OF TOTAL ASSETS)

        3,570   Buckeye Technologies, Inc., Revolver Loan                             NR          NR       03/31/05       3,419,767
          974   CP Kelco ApS, Inc., Term Loan B                                       B3          B+       03/31/08         973,996
          323   CP Kelco ApS, Inc., Term Loan C                                       B3          B+       09/30/08         322,983
        2,492   Ethyl Corporation, Term Loan                                         Ba3          B+       04/30/09       2,507,127
        1,755   Polymer Group, Inc., Term Loan                                        NR          NR       12/31/06       1,705,211
        1,000   Rockwood Specialties Group, Inc., Term Loan B                         B1          B+       07/23/10       1,012,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,941,584
------------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS, PACKAGING & GLASS - 7.0% (4.3% OF TOTAL ASSETS)

        2,000   Crown Cork & Seal, Term Loan B-1                                     Ba3          NR       02/26/08       2,009,375
        7,000   Graham Packaging Company, Term Loan B                                 B2           B       02/14/10       7,001,750
        3,772   Smurfit-Stone Container Corporation, Term Loan B                      NR          NR       06/30/09       3,791,355
        1,044   United States Can Company, Term Loan A                                B2           B       01/04/06       1,033,128
        2,462   United States Can Company, Term Loan B                                B2           B       10/04/08       2,446,264
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,281,872
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED MANUFACTURING - 2.9% (1.8% OF TOTAL ASSETS)

        1,011   GenTek, Inc., Revolver (b)                                            NR          NR       04/30/05         675,100
          335   GenTek, Inc., Term Loan A (b)                                         NR          NR       04/30/05         223,869
          543   GenTek, Inc., Term Loan B (b)                                         NR          NR       04/30/07         354,819
        2,932   GenTek, Inc., Term Loan C (b)                                         NR          NR       10/31/07       1,932,514
        5,341   Western Industries Holding Inc., Term Loan B                          NR          NR       06/23/06       3,605,172
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,791,474
------------------------------------------------------------------------------------------------------------------------------------

                DURABLE CONSUMER PRODUCTS - 1.3% (0.8% OF TOTAL ASSETS)

        3,000   Jostens, Inc., Term Loan B                                           Ba3         BB-       07/29/10       3,028,125
------------------------------------------------------------------------------------------------------------------------------------

                ECOLOGICAL - 1.1% (0.7% OF TOTAL ASSETS)

        2,571   Allied Waste North America, Inc., Term Loan B                        Ba3          BB       01/15/10       2,596,401
------------------------------------------------------------------------------------------------------------------------------------

                ELECTRONICS & ELECTRONIC SERVICES - 1.7% (1.1% OF TOTAL ASSETS)

        3,980   Sanmina SCI Corporation, Term Loan B                                 Ba1          BB       12/23/07       4,023,947
------------------------------------------------------------------------------------------------------------------------------------

                FARMING & AGRICULTURAL - 1.4% (0.8% OF TOTAL ASSETS)

        3,387   Shemin Holdings Corporation, Term Loan B                              NR          NR       01/28/07       3,150,287
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE - 4.9% (3.0% OF TOTAL ASSETS)

        1,918   Alaris Medical Systems, Inc., Term Loan                               B1          BB       06/30/09       1,938,750
        1,000   CB Richard Ellis Services, Inc., Term Loan B                          B1          B+       07/20/08       1,007,500
        1,000   Community Health Systems, Inc., Incremental Term Loan                 NR          NR       01/16/11       1,003,750
        4,466   Community Health Systems, Inc., Term Loan B                           NR          NR       07/16/09       4,482,998
          998   Fisher Scientific International Inc., Term Loan B                    Ba3         BB+       03/31/10       1,003,485
        1,962   Triad Hospitals, Inc., Term Loan B                                   Ba3          BB       09/30/08       1,976,644
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,413,127
------------------------------------------------------------------------------------------------------------------------------------


                                       7


                                   Nuveen Senior Income Fund (NSL) (continued)
                                        Portfolio of INVESTMENTS July 31, 2003
                                                                                         RATINGS*
                                                                                     ---------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                       MOODY'S     S&P       MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, MOTELS, INNS & GAMING - 23.0% (14.1% OF TOTAL ASSETS)

$       3,950   Alliance Gaming Corporation, LLC, Term Loan                           B1         BB-       12/31/06    $  3,962,344
        2,414   Ameristar Casino, Inc., Term Loan B                                  Ba3         BB-       12/20/06       2,428,470
        2,382   Argosy Gaming Company, Term Loan B                                   Ba2          BB       07/31/06       2,395,170
        3,745   Mandalay Resort Group, Bond, 6.700% (Putable 11/15/03)               Ba2         BB+       11/15/96       3,796,494
        3,670   MGM Grand, Bond, 7.250%                                              Ba1        BBB-       10/15/06       3,926,900
       10,798   MGM Grand, Bond, 6.950%                                              Ba1        BBB-       02/01/05      11,310,905
        1,443   Park Place Entertainment, Bond, 7.875%                               Ba2         BB+       12/15/05       1,529,580
        6,040   Park Place Entertainment, Bond, 8.500%                               Ba1        BBB-       11/15/06       6,583,600
        2,190   Park Place Entertainment, Revolver                                    NR        BBB-       12/31/03       2,116,001
        5,985   Penn National Gaming, Term Loan B                                     B1          B+       09/01/07       6,008,940
        3,393   Pinnacle Entertainment, Bond, 9.500%                                Caa1        CCC+       08/01/07       3,376,035
        6,184   Wyndham International, Inc., Increasing Rate Loan                     NR          NR       06/30/04       5,344,028
        1,237   Wyndham International, Inc., Term Loan B                              NR          NR       06/30/06       1,045,706
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         53,824,173
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE 6.2% (3.8% OF TOTAL ASSETS)

        9,957   Conseco, Inc., Term Loan (a)(b)                                       NR          NR       12/31/03      10,056,104
        4,725   GAB Robbins North America, Inc., Term Loan B                          NR          NR       12/01/05       4,488,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,544,854
------------------------------------------------------------------------------------------------------------------------------------

                LEISURE & ENTERTAINMENT - 3.8% (2.3% OF TOTAL ASSETS)

        3,042   Fitness Holdings Worldwide, Inc., Term Loan B                         NR           B       11/02/06       3,021,309
        5,785   Fitness Holdings Worldwide, Inc., Term Loan C                         NR           B       11/02/07       5,744,741
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,766,050
------------------------------------------------------------------------------------------------------------------------------------

                MACHINERY - 0.6% (0.4% OF TOTAL ASSETS)

        1,458   Rexnord, Term Loan                                                    B1          B+       11/25/09       1,472,309
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 1.3% (0.8% OF TOTAL ASSETS)

        1,000   Regal Cinemas Corporation, Term Loan D                               Ba2         BB-       06/30/09       1,011,250
        2,000   Vivendi Universal Entertainment, Term Loan B                         Ba2         BB+       06/30/08       2,012,813
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,024,063
------------------------------------------------------------------------------------------------------------------------------------

                MINING, STEEL, IRON & NON-PRECIOUS METALS - 0.9% (0.5% OF TOTAL ASSETS)

        1,995   Peabody Energy Corporation, Term Loan B                              Ba1         BB+       03/19/10       2,014,950
------------------------------------------------------------------------------------------------------------------------------------

                NATURAL RESOURCES/OIL & GAS - 3.1% (1.9% OF TOTAL ASSETS)

        4,156   Tesoro Petroleum Corp., Term Loan                                    Ba3          BB       04/17/07       4,192,617
        2,993   Tesoro Petroleum Corp., Term Loan B                                  Ba3          BB       04/15/08       3,013,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,206,492
------------------------------------------------------------------------------------------------------------------------------------

                NON-DURABLE CONSUMER PRODUCTS - 5.1% (3.1% OF TOTAL ASSETS)

        2,000   Central Garden & Pet Company, Term Loan B                            Ba2         BB+       05/15/09       2,013,125
        6,891   Norwood Promotional Products, Inc., Term Loan A                       NR          NR       02/01/05       6,236,586
        5,573   Norwood Promotional Products, Inc., Term Loan B                       NR          NR       02/01/05       1,476,925
        1,459   Norwood Promotional Products, Inc., Term Loan C                       NR          NR       02/01/05         109,406
        2,000   Playtex Products, Inc., Term Loan C                                   B1          B+       05/31/09       2,001,458
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,837,500
------------------------------------------------------------------------------------------------------------------------------------

                PAPER & FOREST PRODUCTS - 0.2% (0.1% OF TOTAL ASSETS)

        1,072   California Pollution Control Financing Authority, CanFibre            NR          NR       07/01/19         147,387
                  of Riverside Project, Bonds (a)(b)(c)
        1,985   California Pollution Control Financing Authority, CanFibre            NR          NR       07/01/14         272,938
                   of Riverside Project, Bonds (a)(b)(c)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            420,325
------------------------------------------------------------------------------------------------------------------------------------


                                       8

                                                                                         RATINGS*
                                                                                     ---------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                       MOODY'S     S&P       MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PERSONAL & MISCELLANEOUS SERVICES - 4.9% (3.0% OF TOTAL ASSETS)

$       4,426   Adams Outdoor Advertising Limited Partnership, Term Loan B            B1          B+       02/01/08    $  4,447,014
        3,000   Lamar Media Corp., Term Loan B                                       Ba2         BB-       06/30/10       3,012,500
        1,430   Weight Watchers International, Inc., Term Loan B                     Ba1          BB       09/30/06       1,442,490
          847   Weight Watchers International, Inc., Term Loan C                     Ba1          BB       09/30/06         854,809
        1,708   Weight Watchers International, Inc., Term Loan D                     Ba1          BB       12/31/08       1,718,578
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,475,391
------------------------------------------------------------------------------------------------------------------------------------

                PRINTING & PUBLISHING - 12.8% (7.7% OF TOTAL ASSETS)

        6,800   American Media Operations, Inc., Term Loan C                         Ba3          B+       04/01/07       6,838,607
        1,990   Bell Actimedia, Inc., Term Loan B                                     NR          NR       11/29/09       2,025,447
        2,725   Bell Actimedia, Inc., Term Loan C                                     NR          NR       11/29/10       2,751,719
        3,369   Dex Media East, LLC, Term Loan B                                     Ba3         BB-       11/08/09       3,423,252
        5,000   Media News Group, Term Loan                                           NR          NR       12/31/06       4,929,168
        3,523   PRIMEDIA, Inc., Term Loan B                                           NR           B       06/30/09       3,440,697
        4,477   R.H. Donnelley , Term Loan B                                         Ba3          NR       06/30/10       4,568,292
        1,920   Sun Media Corporation, Term Loan B                                    NR         BB-       02/07/09       1,926,737
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         29,903,919
------------------------------------------------------------------------------------------------------------------------------------

                RESTAURANTS & FOOD SERVICE - 2.1% (1.3% OF TOTAL ASSETS)

        4,754   Domino's, Inc., Term Loan                                             B1          B+       06/25/10       4,804,611
------------------------------------------------------------------------------------------------------------------------------------

                RETAIL/CATALOG - 0.7% (0.4% OF TOTAL ASSETS)

        2,377   Micro Warehouse, Inc., Term Loan A                                    NR          NR       01/30/07       1,330,869
        2,165   Micro Warehouse, Inc., Term Loan B                                    NR          NR       01/30/07         200,265
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,531,134
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/CELLULAR/PCS - 5.5% (3.4% OF TOTAL ASSETS)

          429   Airgate PCS, Inc., Tranche I Loan                                     NR          NR       06/06/07         374,560
        4,694   Airgate PCS, Inc., Tranche II Loan                                    NR          NR       09/30/08       4,054,235
        8,710   Centennial Cellular Operating Company, LLC, Term Loan A               B3           B       11/30/06       8,439,712
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,868,507
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 2.6% (1.6% OF TOTAL ASSETS)

        6,696   RCN Corporation, Term Loan B                                        Caa3        CCC+       06/03/07       6,054,302
        5,000   WCI Capital Corporation, Term Loan B (a)(b)                           NR          NR       09/30/07           6,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,060,552
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/HYBRID 0.8% (0.5% OF TOTAL ASSETS)

        1,850   Nextel Communications Inc., Term Loan A                              Ba2          BB       12/31/07       1,795,772
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.3% (0.2% OF TOTAL ASSETS)

           58   Arch Wireless Holding, Inc., Senior Subordinated Secured Notes        NR          NR       05/15/07          58,290
          646   Arch Wireless Holding, Inc., Subordinated Secured Compounding         NR          NR       05/15/09         714,213
                  Notes (PIK)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            772,503
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION/RAIL MANUFACTURING - 3.4% (2.1% OF TOTAL ASSETS)

        7,920   Laidlaw Inc., Term Loan B                                            Ba3         BB+       06/19/09       7,979,400
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 1.7% (1.0% OF TOTAL ASSETS)

        3,973   Westar Energy, Term Loan B                                            NR          NR       01/01/09       3,992,533
------------------------------------------------------------------------------------------------------------------------------------

                Total Variable Rate Senior Loan Interests and Interest Bearing                                          340,455,720
                  Securities (cost $360,693,410)
------------------------------------------------------------------------------------------------------------------------------------


                                       9


                                   Nuveen Senior Income Fund (NSL) (continued)
                                        Portfolio of INVESTMENTS July 31, 2003

                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EQUITIES - 2.6% (1.6% OF TOTAL ASSETS)

                BUILDINGS & REAL ESTATE - 2.2% (1.3% OF TOTAL ASSETS)

          205   Washington Group International, Inc., Equity Shares (a)                                                $  4,720,347
            5   Washington Group International, Inc., Warrants, Series A (a)                                                 16,132
            5   Washington Group International, Inc., Warrants, Series B (a)                                                 14,440
            3   Washington Group International, Inc., Warrants, Series C (a)                                                  6,832
           --   Washington Group International, Inc., Residual Unsecured Claim (a)(d)                                       374,268
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,132,019
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 0.0% (0.0% OF TOTAL ASSETS)

                Teligent, Inc., Equity Shares, 50 Shares (a)                                                                 52,735
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.4% (0.3% OF TOTAL ASSETS)

          101   Arch Wireless Holding, Inc., Equity Shares (a)                                                              957,849
------------------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $7,426,157)                                                                          6,142,603
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                             MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 11.9% (7.2% OF TOTAL ASSETS)
$      27,671   State Street Treasury Repurchase Agreement, 0.98%, dated 7/31/03,                          08/01/03      27,670,561
-------------     repurchase price $27,671,314, collateralized by U.S. Treasury Note
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $27,670,561)                                                          27,670,561
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $395,790,128) - 160.5% (97.8% of total assets)                                  374,268,884
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.4%                                                                      7,950,639
                --------------------------------------------------------------------------------------------------------------------
                Borrowings Payable - (44.2)%+                                                                          (103,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Taxable Auctioned Preferred Shares, at Liquidation Value - (19.7)%                                      (46,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $233,219,523
                ====================================================================================================================

                     NR  Not rated.

                      *  Bank loans rated below Baa by Moody's Investor Service,
                         Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Ratings are not covered by the Report of Independent Auditors.

                     ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment.
                         Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
                         Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                    (a) At or subsequent to July 31, 2003, this issue was non-income producing.

                    (b) At or subsequent to July 31, 2003, this issue was under the protection of the federal bankruptcy court.

                    (c) On January 1, 2002, CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc.
                         has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                    (d) Anticipates future distributions from equities and warrants.

                  (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" security increases principal outstanding.

                      + Borrowings payable as a percentage of total assets is 26.9%.

                                 See accompanying notes to financial statements.


                                       10

                       Statement of
                           ASSETS AND LIABILITIES July 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $395,790,128)                                                                       $374,268,884
Receivables:
   Interest                                                                                                               2,213,144
   Investments sold                                                                                                       6,223,784
Other assets                                                                                                                 92,313
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                                    382,798,125
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                                                                      103,000,000
Management fees payable                                                                                                     129,570
Taxable Auctioned Preferred share dividends payable                                                                           9,246
Other liabilities                                                                                                           439,786
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                                               103,578,602
------------------------------------------------------------------------------------------------------------------------------------
Taxable Auctioned Preferred shares, at liquidation value                                                                 46,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $233,219,523
====================================================================================================================================
Common shares outstanding                                                                                                29,760,154
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                                                             $       7.84
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    297,602
Paid-in surplus                                                                                                         282,735,874
Undistributed net investment income                                                                                         730,509
Accumulated net realized gain (loss) from investments                                                                   (29,023,218)
Net unrealized appreciation (depreciation) of investments                                                               (21,521,244)
====================================================================================================================================
Net assets applicable to Common shares                                                                                 $233,219,523
====================================================================================================================================
Authorized shares:
   Common                                                                                                                 Unlimited
   Taxable Auctioned Preferred                                                                                            Unlimited
====================================================================================================================================

See accompanying notes to financial statements.


                                       11


                       Statement of
                             OPERATIONS Year Ended July 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                                $21,792,531
Fees                                                                                                                        484,305
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                  22,276,836
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           3,115,922
Taxable Auctioned Preferred Shares - auction fees                                                                           118,119
Taxable Auctioned Preferred Shares - dividend disbursing agent fees                                                           6,000
Shareholders' servicing agent fees and expenses                                                                              13,050
Interest expense                                                                                                          1,621,027
Commitment fees                                                                                                             324,792
Custodian's fees and expenses                                                                                               135,043
Trustees' fees and expenses                                                                                                  32,091
Professional fees                                                                                                           250,114
Shareholders' reports - printing and mailing expenses                                                                        67,130
Stock exchange listing fees                                                                                                  16,133
Investor relations expense                                                                                                   45,956
Other expenses                                                                                                               48,053
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense waivers                                                            5,793,430
   Custodian fee credit                                                                                                      (1,945)
   Expense waivers from the Adviser                                                                                      (1,649,606)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                              4,141,879
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    18,134,957
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                                                (4,858,554)
Change in net unrealized appreciation (depreciation) of investments                                                      16,930,021
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                                                12,071,467
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                                                                                 (664,859)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                                  $29,541,565
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       12


                        Statement of
                             CHANGES IN NET ASSETS
                                                                                                     YEAR ENDED          YEAR ENDED
                                                                                                        7/31/03             7/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $ 18,134,957        $ 20,176,893
Net realized gain (loss) from investments                                                            (4,858,554)         (7,840,668)
Change in net unrealized appreciation (depreciation) of investments                                  16,930,021         (13,369,708)
Distributions to Taxable Auctioned Preferred Shareholders:
   From net investment income                                                                          (664,859)         (1,058,165)
   From accumulated net realized gains from investments                                                      --              (5,696)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from operations                    29,541,565          (2,097,344)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                          (15,887,301)        (20,328,659)
From accumulated net realized gains from investments                                                         --             (61,397)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to Common shareholders        (15,887,301)        (20,390,056)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions             106,705             304,528
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares                                    13,760,969         (22,182,872)
Net assets applicable to Common shares at the beginning of year                                     219,458,554         241,641,426
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year                                          $233,219,523        $219,458,554
====================================================================================================================================
Undistributed net investment income at the end of year                                             $    730,509        $     86,642
====================================================================================================================================

                        Statement of
                             CASH FLOWS Year Ended July 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                                       $ 29,541,565
------------------------------------------------------------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets Applicable to Common Shares from Operations to Net Cash provided by Operating Activities:
   Increase in investments at value due to net dispositions and change in appreciation (depreciation)                    (5,651,376)
   Increase in interest receivable                                                                                         (421,409)
   Increase in receivable from investments sold                                                                          (6,223,784)
   Decrease in other assets                                                                                                  52,198
   Increase in management fees payable                                                                                        3,427
   Decrease in Taxable Auctioned Preferred share dividends payable                                                           (4,736)
   Decrease in other liabilities                                                                                            (63,197)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities                                                                             17,232,688
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                                                          (17,237,764)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN CASH                                                                                                         (5,076)
Cash at the beginning of year                                                                                                 5,076
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF YEAR                                                                                                 $        --
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       13


                        Notes to
                              FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the New York Stock Exchange and trade under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999.

The Fund seeks to provide a high level of current income by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sale price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. The pricing services value senior loans, bonds and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Fund has approved procedures which permit Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), to determine the fair value of securities for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics, and to override the price provided by the independent pricing service in certain limited circumstances. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior loans is comparatively illiquid relative to markets for other fixed income securities. Because of the comparatively illiquid markets for senior loans, the value of a senior loan, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.

Investment Transactions

Investment transactions are recorded on a trade date basis.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on an accrual basis. Interest income also includes paydown gains and losses on mortgage and asset-backed securities. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original credit agreement.

Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Fund intends to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Taxable Auctioned Preferred Shares

The Fund has issued and outstanding 1,840 Series Th, $25,000 stated value Taxable Auctioned Preferred shares. The dividend rate paid on the Taxable Auctioned Preferred shares may change every 28 days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended July 31, 2003.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

During the fiscal year ended July 31, 2003, 14,141 Common shares were issued to shareholders due to reinvestment of distributions.

During the fiscal year ended July 31, 2002, 36,948 Common shares were issued to shareholders due to reinvestment of distributions.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the fiscal year ended July 31, 2003, aggregated $273,491,225 and $268,511,918, respectively.

                        Notes to
                           FINANCIAL STATEMENTS (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on mortgage and asset-backed securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2003, the cost of investments owned was $395,825,228.

The net unrealized depreciation of investments at July 31, 2003, aggregated $21,556,344 of which $5,229,258 related to appreciated securities and $26,785,602 related to depreciated securities.

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $ 2,019,827
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended July 31, 2003, and July 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003
--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $16,734,378
Distributions from net long-term capital gains                                --
================================================================================

2002
--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $22,353,020
Distributions from net long-term capital gains                                --
================================================================================

* Net ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2003, the Fund had an unused capital loss carryforward of $28,988,118 available to be applied against future capital gains, if any. If not applied, $18,283,863 of the carryforward will expire in 2010 and $10,704,255 will expire in 2011.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .8500%, which is based upon the average daily managed assets of the Fund. "Managed Assets" means the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred shares).

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management ("Symphony"), an indirect wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily Managed Assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily Managed Assets for the year ended October 31, 2005, .25% of the average daily Managed Assets for the year ended October 31, 2006, .15% of the average daily Managed Assets for the year ended October 31, 2007, .10% of the average daily Managed Assets for the year ended October 31, 2008, and .05% of the average daily Managed Assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund had unfunded loan commitments of approximately $8.0 million as of July 31, 2003. The Fund generally will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. At July 31, 2003, the Fund held participation commitments with Bear, Stearns &Co. Inc. and Morgan Stanley. At July 31, 2003, the par values of the commitments were $2 million and $1.64 million, respectively, while the market values were approximately $1.7 million and $1.4 million, respectively.

8. BORROWINGS

In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Through June 19, 2003, the Fund entered into a $150 million commercial paper program with Nuveen Funding, LLC, a Delaware limited liability company whose sole purpose was the issuance of commercial paper. On June 20th, 2003, the commercial paper program with Nuveen Funding, LLC, was terminated. On June 20th, 2003, the Fund entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper, the proceeds of which are used to make advances to the fund. The Fund is one of many borrowers who comprise Falcon's total borrowing base. For the fiscal year ended July 31, 2003, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.57%.

The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the fiscal year ending July 31, 2003.

Cash paid for interest during the fiscal year ended July 31, 2003, was $1,654,532.

9. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a dividend distribution of $.0430 per Common share from its net investment income which was paid on September 2, 2003, to shareholders of record on August 15, 2003.

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                                Less Distributions
                                  ------------------------------------------------------------------  ------------------------------
                                                            Distributions    Distributions
                                                                 from Net             from                   Net
                       Beginning                      Net      Investment          Capital            Investment   Capital
                          Common                Realized/       Income to         Gains to             Income to  Gains to
                           Share         Net   Unrealized       Preferred        Preferred                Common    Common
                       Net Asset  Investment   Investment          Share-           Share-                Share-    Share-
                           Value      Income   Gain (Loss)        holders+         holders+    Total     holders   holders    Total
====================================================================================================================================
Year Ended 7/31:
2003                       $7.38       $ .60       $  .41           $(.02)             $--     $ .99      $ (.53)      $--   $ (.53)
2002                        8.13         .68         (.71)           (.04)              --      (.07)       (.68)       --     (.68)
2001                        9.47        1.09        (1.29)           (.09)              --      (.29)      (1.03)     (.02)   (1.05)
2000(a)                     9.55         .75         (.12)           (.02)              --       .61        (.66)       --     (.66)
====================================================================================================================================

                                                         Total Returns
                                                      ------------------
                                                                   Based
                                                                      on
                                 Ending                           Common
                                 Common                Based       Share
                                  Share    Ending         on         Net
                  Offering    Net Asset    Market     Market       Asset
                     Costs        Value     Value      Value**     Value**
==========================================================================
Year Ended 7/31:
2003                 $  --        $7.84   $8.4300      25.93%      14.25%
2002                    --         7.38    7.2000     (21.16)       (.65)
2001                    --         8.13    9.9600      15.35       (3.30)
2000(a)               (.03)        9.47    9.6250       3.21        6.20
==========================================================================

                                                    Ratios/Supplemental Data
                   ------------------------------------------------------------------------------------------
                                     Before Credit/Waiver                 After Waiver***
                                  --------------------------      ----------------------------
                                                Ratio of Net                      Ratio of Net
                                    Ratio of      Investment        Ratio of        Investment
                        Ending      Expenses       Income to        Expenses         Income to
                           Net    to Average         Average      to Average           Average
                        Assets    Net Assets      Net Assets      Net Assets        Net Assets
                    Applicable    Applicable      Applicable      Applicable        Applicable      Portfolio
                     to Common     to Common       to Common       to Common         to Common       Turnover
                   Shares (000)       Shares++        Shares++        Shares++          Shares++         Rate
=============================================================================================================
Year Ended 7/31:
2003                  $233,220          2.66%           7.57%           1.90%             8.33%           80%
2002                   219,459          3.12            8.20            2.37              8.95            64
2001                   241,641          4.32           11.74            3.62             12.44            52
2000(a)                280,479          3.81*           9.82*           3.21*            10.42*           40
=============================================================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common net asset value per share. Total returns are not annualized.
***  After expense waivers from the investment adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net
     Investment Income to Average Net Assets Applicable to Common Shares
     includes the effect of the interest expense paid on bank borrowings as follows:

        Ratio of Interest
        Expense
        to Average
        Net Assets
        Applicable to
        Common Shares
        ------------------
2003                  .74%
2002                 1.09
2001                 2.19
2000(a)              2.04*

(a)  For the period October 29, 1999 (commencement of operations) through July
     31, 2000.


                                 See accompanying notes to financial statements.


                                  18-19 SPREAD


Trustees
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at six. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:

Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen             140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Trustee               2001           Private Investor; previously, President and              140
10/16/46                                                          Chief Executive Officer, Draper & Kramer, Inc.,
333 W. Wacker Drive                                               a private company that handles mortgage banking,
Chicago, IL 60606                                                 real estate development, pension advisory and real
                                                                  estate management (1995-1998). Prior thereto,
                                                                  Executive Vice President and Chief Credit Officer
                                                                  of First Chicago Corporation and its principal
                                                                  subsidiary, The First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                Trustee               1999           President, The Hall-Perrine Foundation, a private        70
10/22/48                                                          philanthropic corporation (since 1996); Director,
333 W. Wacker Drive                                               Alliant Energy; Director and Vice Chairman, United
Chicago, IL 60606                                                 Fire & Casualty Company; Director, Federal Reserve Bank
                                                                  of Chicago; formerly, President and Chief Operating
                                                                  Officer, SCI Financial Group, Inc., a regional
                                                                  financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick           Trustee               1992           Professor Emeritus, School of Medicine and the Wharton   70
7/29/32                                                           School of Management and former Chairman, Leonard
333 W. Wacker Drive                                               Davis Institute of Health Economics, University of
Chicago, IL 60606                                                 Pennsylvania; Adjunct Professor, Health Policy and
                                                                  Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand         Trustee               1992           Retired; previously, Vice President in charge of         70
11/11/31                                                          Municipal Underwriting and Dealer Sales at The
333 W. Wacker Drive                                               Northern Trust Company.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington         Trustee               1994           President (since 1993) of Catalyst (a not-for-profit     70
2/24/32                                                           organization focusing on women's leadership development
333 W. Wacker Drive                                               in business and the professions).
Chicago, IL 60606


                                       20

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary      140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President (since
                                                                  2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant         140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999),  140
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997);
333 W. Wacker Drive                                               Vice President and Treasurer of Nuveen Investments,
Chicago, IL 60606                                                 Inc. (since 1999); Vice President and Treasurer of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Asset Management, Inc. (since
                                                                  2002) and of Nuveen Investments Advisers Inc. (since
                                                                  2002); Assistant Treasurer of NWQ Investment Management
                                                                  Company, LLC (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);    140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior thereto,
                                                                  Assistant Vice President of Van Kampen Investment
                                                                  Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General        140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       21


Trustees
       AND OFFICERS (CONTINUED)
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------

Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice          140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,    140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller         140
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments, LLC,  140
3/22/63                                                           previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                               thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                                 Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant Vice  140
8/27/61                                                           President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant        140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. and (since 1997)
                                                                  Nuveen Asset Management, Inc.; Vice President (since
                                                                  2000), Assistant Secretary and Assistant General Counsel
                                                                  (since 1998) of Rittenhouse Asset Management, Inc.; Vice
                                                                  President and Assistant Secretary of Nuveen Investments
                                                                  Advisers Inc. (since 2002); Assistant Secretary of NWQ
                                                                  Investment Management Company, LLC (since 2002).


                                       22

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------

Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,    140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                        Build Your Wealth
                              AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.




NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at 95% of the then-current market price or at net asset value, whichever is higher. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Jack B. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

FUND SUB-ADVISER
Symphony Asset
Management
555 California St.
Suite 2975
San Francisco, CA 94104

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
KPMG LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

--------
The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                    Serving Investors
                              FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-C-0703D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has adopted the proxy voting policies and procedures of its Sub-Adviser, Symphony Asset Management. Symphony uses the services of Institutional Shareholder Services ("ISS"), an independent proxy voting service, which handles all proxy voting for Symphony client accounts, including the registrant. The proxy voting policies and procedures of ISS are reviewed and approved each year by Symphony.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Senior Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 8, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 8, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.